The Gabelli Equity Trust Inc.

Schedule of Investments — September 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 98.1%
	Food and Beverage — 11.7%
3,000	Ajinomoto Co. Inc.	$61,414
98,300	Brown-Forman Corp., Cl. A	6,751,244
49,300	Brown-Forman Corp., Cl. B	3,713,276
36,800	Campbell Soup Co.	1,780,016
65,000	Chr. Hansen Holding A/S	7,224,838
15,000	Coca-Cola European Partners plc	582,150
260,000	Conagra Brands Inc.	9,284,600
28,000	Constellation Brands Inc., Cl. A	5,306,280
25,000	Crimson Wine Group Ltd.†	123,750
187,500	Danone SA	12,139,323
940,000	Davide Campari-Milano NV	10,270,556
118,000	Diageo plc, ADR	16,243,880
42,383	Farmer Brothers Co.†	187,333
80,000	Flowers Foods Inc.	1,946,400
77,800	Fomento Economico Mexicano SAB de CV, ADR	4,371,582
35,000	General Mills Inc.	2,158,800
1,848,400	Grupo Bimbo SAB de CV, Cl. A	3,439,078
41,300	Heineken NV	3,674,296
10,500	Ingredion Inc.	794,640
105,000	ITO EN Ltd.	7,476,888
20,000	Kellogg Co.	1,291,800
61,500	Kerry Group plc, Cl. A	7,895,616
10,000	Keurig Dr Pepper Inc.	276,000
9,700	LVMH Moet Hennessy Louis Vuitton SE	4,542,308
20,000	Maple Leaf Foods Inc.	407,795
60,000	Molson Coors Beverage Co., Cl. B	2,013,600
240,000	Mondelēz International Inc., Cl. A	13,788,000
14,000	Morinaga Milk Industry Co. Ltd.	735,410
41,000	Nestlé SA	4,867,206
138,000	PepsiCo Inc.	19,126,800
39,200	Pernod Ricard SA	6,257,495
31,000	Post Holdings Inc.†	2,666,000
41,500	Remy Cointreau SA	7,580,753
79,600	The Coca-Cola Co.	3,929,852
67,500	The Hain Celestial Group Inc.†	2,315,250
22,000	The J.M. Smucker Co.	2,541,440
20,000	The Kraft Heinz Co.	599,000
141,110	Tootsie Roll Industries Inc.	4,360,299
48,000	Tyson Foods Inc., Cl. A	2,855,040
335,000	Yakult Honsha Co. Ltd.	18,581,994

		204,162,002

	Financial Services — 10.3%
330,000	American Express Co.(a)	33,082,500
28,000	Apollo Global Management Inc.	1,253,000
16,000	Argo Group International Holdings Ltd.	550,880
72,585	Banco Santander SA, ADR†	134,282
90,000	Bank of America Corp.	2,168,100
111	Berkshire Hathaway Inc., Cl. A†	35,520,111
10,000	Calamos Asset Management Inc., Escrow†(b)	0

Shares		Market Value

11,000	CIT Group Inc.	$194,810
120,000	Citigroup Inc.	5,173,200
5,000	Cullen/Frost Bankers Inc.	319,750
30,000	Deutsche Bank AG†	252,000
30,000	E*TRADE Financial Corp.	1,501,500
36,000	GAM Holding AG†	69,573
12,000	H&R Block Inc.	195,480
12,500	Hannon Armstrong Sustainable Infrastructure Capital Inc., REIT	528,375
37,000	Interactive Brokers Group Inc., Cl. A	1,788,210
70,000	Janus Henderson Group plc	1,520,400
88,000	Jefferies Financial Group Inc.	1,584,000
46,400	JPMorgan Chase & Co.	4,466,928
5,000	Julius Baer Group Ltd.	213,181
29,800	Kinnevik AB, Cl. A	1,204,531
14,000	Loews Corp.	486,500
80,000	Marsh & McLennan Companies Inc.	9,176,000
9,000	Moody’s Corp.	2,608,650
40,000	New York Community Bancorp Inc.	330,800
24,000	PayPal Holdings Inc.†	4,728,720
20,000	Pershing Square Tontine Holdings Ltd., Cl. A†	453,800
7,500	Prosus NV†	692,043
57,200	S&P Global Inc.	20,626,320
4,000	Sculptor Capital Management Inc.	46,960
151,100	State Street Corp.	8,964,763
103,400	T. Rowe Price Group Inc.	13,257,948
202,500	The Bank of New York Mellon Corp.	6,953,850
35,000	The Blackstone Group Inc., Cl. A	1,827,000
77,000	The Charles Schwab Corp.	2,789,710
13,500	The Goldman Sachs Group Inc.	2,713,095
17,000	The PNC Financial Services Group Inc.	1,868,470
3,000	TransUnion	252,390
19,425	Truist Financial Corp.	739,121
15,500	W. R. Berkley Corp.	947,825
220,000	Waddell & Reed Financial Inc., Cl. A	3,267,000
222,000	Wells Fargo & Co.	5,219,220

		179,670,996

	Equipment and Supplies — 7.0%
372,000	AMETEK Inc.	36,976,800
7,000	Amphenol Corp., Cl. A	757,890
4,000	Ardagh Group SA	56,200
90,000	CIRCOR International Inc.†	2,461,500
303,800	Donaldson Co. Inc.	14,102,396
220,000	Flowserve Corp.	6,003,800
37,400	Franklin Electric Co. Inc.	2,200,242
15,000	Hubbell Inc.	2,052,600
183,000	IDEX Corp.	33,381,030
100,000	Mueller Industries Inc.	2,706,000
272,900	Mueller Water Products Inc., Cl. A	2,835,431
8,000	Sealed Air Corp.	310,480
24,000	Tenaris SA, ADR	236,400

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
270,000	The L.S. Starrett Co., Cl. A†	$796,500
80,000	The Timken Co.	4,337,600
59,600	The Weir Group plc	963,238
121,000	Watts Water Technologies Inc., Cl. A	12,118,150

		122,296,257

	Consumer Products — 5.9%
14,100	Christian Dior SE	5,779,461
27,000	Church & Dwight Co. Inc.	2,530,170
247,000	Edgewell Personal Care Co.†	6,886,360
190,000	Energizer Holdings Inc.	7,436,600
27,600	Essity AB, Cl. B†	933,164
2,100	Givaudan SA	9,051,626
85,000	Hanesbrands Inc.	1,338,750
23,800	Harley-Davidson Inc.	584,052
1,270	Hermes International	1,096,216
33,000	Mattel Inc.†	386,100
10,500	National Presto Industries Inc.	859,530
24,100	Newell Brands Inc.	413,556
10,000	Oil-Dri Corp. of America	357,700
46,800	Reckitt Benckiser Group plc	4,565,382
2,205	Spectrum Brands Holdings Inc.	126,038
27,600	Svenska Cellulosa AB SCA, Cl. B†	379,214
738,900	Swedish Match AB	60,459,467

		103,183,386

	Consumer Services — 5.9%
15,000	eBay Inc.	781,500
53,000	GCI Liberty Inc., Cl. A†	4,343,880
43,000	IAC/InterActiveCorp.†	5,150,540
12,000	Liberty TripAdvisor Holdings Inc., Cl. A†	20,760
50,000	Matthews International Corp., Cl. A	1,118,000
343,000	Qurate Retail Inc., Cl. A	2,462,740
1,625,000	Rollins Inc.	88,058,750
4,000	WW International Inc.†	75,480

		102,011,650

	Health Care — 5.4%
2,100	ABIOMED Inc.†	581,826
500	ACADIA Pharmaceuticals Inc.†	20,625
10,411	Acorda Therapeutics Inc.†	5,362
2,000	Aerie Pharmaceuticals Inc.†	23,540
16,200	Alcon Inc.†	922,590
4,000	Alimera Sciences Inc.†	19,440
2,000	Alkermes plc†	33,140
7,000	AmerisourceBergen Corp.	678,440
25,000	Amgen Inc.	6,354,000
1,000	AngioDynamics Inc.†	12,060
1,800	Anika Therapeutics Inc.†	63,702
10,901	Aptinyx Inc.†	36,845
44,992	Axogen Inc.†	523,257

Shares		Market Value

2,596	Axovant Gene Therapies Ltd.†	$11,994
13,000	Baxter International Inc.	1,045,460
1,000	Becton, Dickinson and Co.	232,680
7,000	Biogen Inc.†	1,985,760
1,000	BioMarin Pharmaceutical Inc.†	76,080
14,595	BioTelemetry Inc.†	665,240
170,000	Boston Scientific Corp.†	6,495,700
147,000	Bristol Myers Squibb Co.	8,862,630
2,000	Cantel Medical Corp.	87,880
13,000	Cigna Corp.	2,202,330
30,400	Clovis Oncology Inc.†	177,232
167,823	ConforMIS Inc.†	140,552
2,500	Cortexyme Inc.†	125,000
34,800	Covetrus Inc.†	849,120
17,900	Cutera Inc.†	339,563
6,000	CytomX Therapeutics Inc.†	39,900
244,000	Demant A/S†	7,665,948
1,500	Editas Medicine Inc.†	42,090
2,000	ElectroCore Inc.†	3,460
3,308	Electromed Inc.†	34,436
17,200	Endo International plc†	56,760
3,000	Evolus Inc.†	11,730
4,000	Exact Sciences Corp.†	407,800
2,000	G1 Therapeutics Inc.†	23,100
1,399	GenMark Diagnostics Inc.†	19,866
1,000	Glaukos Corp.†	49,520
4,000	Globus Medical Inc., Cl. A†	198,080
6,000	Gritstone Oncology Inc.†	15,900
61,000	Henry Schein Inc.†	3,585,580
4,796	ICU Medical Inc.†	876,517
6,000	Incyte Corp.†	538,440
46,800	Indivior plc†	70,655
8,900	Inogen Inc.†	258,100
2,000	Intellia Therapeutics Inc.†	39,760
8,000	Intersect ENT Inc.†	130,480
15,000	IRIDEX Corp.†	29,400
35,000	Johnson & Johnson	5,210,800
7,000	Jounce Therapeutics Inc.†	57,120
10,000	La Jolla Pharmaceutical Co.†	40,300
12,569	Lannett Co. Inc.†	76,797
1,833	Larimar Therapeutics Inc.†	27,807
500	LivaNova plc†	22,605
10,500	Mallinckrodt plc†	10,220
6,750	Marinus Pharmaceuticals Inc.†	86,738
95,200	Merck & Co. Inc.	7,896,840
4,500	Meridian Bioscience Inc.†	76,410
6,000	Mylan NV†	88,980
5,500	Myriad Genetics Inc.†	71,720
17,559	Nabriva Therapeutics plc†	9,359
6,000	Nektar Therapeutics†	99,540
55,845	Neuronetics Inc.†	271,407
83,000	Novartis AG, ADR	7,217,680

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
6,900	NuVasive Inc.†	$335,133
4,000	Odonate Therapeutics Inc.†	53,720
224,544	Option Care Health Inc.†	3,002,153
5,000	Orthofix Medical Inc.†	155,700
5,000	Owens & Minor Inc.	125,550
8,500	Puma Biotechnology Inc.†	85,765
1,000	Quidel Corp.†	219,380
1,432	Retrophin Inc.†	26,435
27,064	ReWalk Robotics Ltd.†	29,229
26,121	Rockwell Medical Inc.†	27,949
3,000	Sangamo Therapeutics Inc.†	28,350
956	SeaSpine Holdings Corp.†	13,671
55,701	SmileDirectClub Inc.†	650,588
1,000	Smith & Nephew plc, ADR	39,100
5,615	Tactile Systems Technology Inc.†	205,453
8,000	Teva Pharmaceutical Industries Ltd., ADR†	72,080
1,000	United Therapeutics Corp.†	101,000
45,000	UnitedHealth Group Inc.	14,029,650
11,996	Valeritas Holdings Inc.†(b)	240
16,842	Vericel Corp.†	312,082
4,000	Waters Corp.†	782,720
11,500	Zimmer Biomet Holdings Inc.	1,565,610
29,000	Zoetis Inc.	4,795,730
8,688	Zomedica Pharmaceuticals Corp.†	957
21,297	Zosano Pharma Corp.†	34,501

		94,626,639

	Entertainment — 4.8%
20,658	Charter Communications Inc., Cl. A†	12,897,616
41,600	Discovery Inc., Cl. A†	905,632
295,800	Discovery Inc., Cl. C†	5,797,680
422,000	Dover Motorsports Inc.	595,020
90,000	Genting Singapore Ltd.	44,174
558,000	Grupo Televisa SAB, ADR†	3,448,440
21,500	Liberty Media Corp.- Liberty Braves, Cl. A†	448,920
90,708	Liberty Media Corp.- Liberty Braves, Cl. C†	1,905,775
28,545	Lions Gate Entertainment Corp., Cl. B†	248,912
3,000	Live Nation Entertainment Inc.†	161,640
98,367	Madison Square Garden Entertainment Corp.†	6,737,156
92,867	Madison Square Garden Sports Corp.†	13,974,626
8,000	Take-Two Interactive Software Inc.†	1,321,760
40,000	TBS Holdings Inc.	684,967
100,000	The Walt Disney Co.	12,408,000
60,000	Universal Entertainment Corp.†	1,092,874
438,081	ViacomCBS Inc., Cl. A	13,269,473
30,000	ViacomCBS Inc., Cl. B	840,300
240,000	Vivendi SA	6,697,072

		83,480,037

Shares		Market Value

	Diversified Industrial — 4.7%
254,906	Ampco-Pittsburgh Corp.†	$889,621
37,306	AZZ Inc.	1,272,881
50,000	Colfax Corp.†	1,568,000
150,100	Crane Co.	7,524,513
220,000	General Electric Co.	1,370,600
127,000	Greif Inc., Cl. A	4,598,670
12,000	Greif Inc., Cl. B	473,760
68,000	Griffon Corp.	1,328,720
197,000	Honeywell International Inc.	32,428,170
29,119	Ingersoll Rand Inc.†	1,036,636
3,500	IntriCon Corp.†	42,630
90,000	ITT Inc.	5,314,500
11,000	Jardine Strategic Holdings Ltd.	217,910
35,000	Kennametal Inc.	1,012,900
50,000	Myers Industries Inc.	661,500
30,000	nVent Electric plc	530,700
85,000	Park-Ohio Holdings Corp.	1,365,950
30,000	Rexnord Corp.	895,200
500	Roper Technologies Inc.	197,555
96,700	ServiceMaster Global Holdings Inc.†	3,856,396
515,000	Steel Partners Holdings LP†	3,179,559
12,000	Sulzer AG	964,768
87,600	Textron Inc.	3,161,484
100,000	Toray Industries Inc.	454,464
43,000	Trane Technologies plc	5,213,750
12,000	Tredegar Corp.	178,440
90,000	Trinity Industries Inc.	1,755,000

		81,494,277

	Business Services — 4.6%
11,000	Allegion plc	1,088,010
500,035	Clear Channel Outdoor Holdings Inc.†	500,035
200,000	Diebold Nixdorf Inc.†	1,528,000
3,000	Edenred	135,067
160,000	G4S plc†	413,533
16,000	Jardine Matheson Holdings Ltd.	634,880
55,000	KAR Auction Services Inc.	792,000
192,102	Macquarie Infrastructure Corp.	5,165,623
171,500	Mastercard Inc., Cl. A	57,996,155
185,000	Resideo Technologies Inc.†	2,035,000
1,337,900	Steel Connect Inc.†	725,677
220,000	The Interpublic Group of Companies Inc.	3,667,400
10,000	United Parcel Service Inc., Cl. B	1,666,300
10,000	Vectrus Inc.†	380,000
12,800	Visa Inc., Cl. A	2,559,616

		79,287,296

	Automotive: Parts and Accessories — 3.4%
15,000	Aptiv plc	1,375,200
89,600	BorgWarner Inc.	3,471,104
274,900	Dana Inc.	3,386,768
26,000	Garrett Motion Inc.†	89,700

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Automotive: Parts and Accessories (Continued)
230,500	Genuine Parts Co.	$21,936,685
285,000	Modine Manufacturing Co.†	1,781,250
47,000	O’Reilly Automotive Inc.†	21,670,760
105,000	Standard Motor Products Inc.	4,688,250
132,000	Superior Industries International Inc.†	165,000

		58,564,717

	Machinery — 3.3%
25,000	Astec Industries Inc.	1,356,250
12,800	Caterpillar Inc.	1,909,120
285,010	CNH Industrial NV†	2,228,778
158,000	Deere & Co.(a)	35,017,540
208,000	Xylem Inc.	17,496,960

		58,008,648

	Cable and Satellite — 2.9%
60,000	Altice USA Inc., Cl. A†	1,560,000
205,900	AMC Networks Inc., Cl. A†	5,087,789
200	Cable One Inc.	377,086
219,000	Comcast Corp., Cl. A	10,130,940
127,642	DISH Network Corp., Cl. A†	3,705,447
52,933	EchoStar Corp., Cl. A†	1,317,502
145,605	Liberty Global plc, Cl. A†	3,059,161
259,064	Liberty Global plc, Cl. C†	5,319,879
21,712	Liberty Latin America Ltd., Cl. A†	179,124
51,662	Liberty Latin America Ltd., Cl. C†	420,529
4,000	Naspers Ltd., Cl. N	706,866
384,800	Rogers Communications Inc., Cl. B	15,257,320
160,000	Shaw Communications Inc., Cl. B	2,920,000

		50,041,643

	Electronics — 2.4%
41,591	Bel Fuse Inc., Cl. A	463,740
4,000	Hitachi Ltd., ADR	271,280
50,000	Intel Corp.	2,589,000
33,000	Koninklijke Philips NV†	1,555,950
2,400	Mettler-Toledo International Inc.†	2,317,800
25,000	Sony Corp., ADR	1,918,750
40,000	TE Connectivity Ltd.	3,909,600
205,000	Texas Instruments Inc.	29,271,950

		42,298,070

	Energy and Utilities — 2.3%
33,000	Apache Corp.	312,510
71,000	Avangrid Inc.	3,582,660
60,000	Baker Hughes Co.	797,400
42,000	BP plc, ADR	733,320
16,000	CMS Energy Corp.	982,560
172,000	ConocoPhillips	5,648,480
98,400	Enbridge Inc.	2,873,280
55,000	Energy Transfer LP	298,100
20,000	Evergy Inc.	1,016,400

Shares		Market Value

22,000	Eversource Energy	$1,838,100
46,000	Exxon Mobil Corp.	1,579,180
320,000	Halliburton Co.	3,856,000
4,000	Marathon Oil Corp.	16,360
8,000	Marathon Petroleum Corp.	234,720
52,000	National Fuel Gas Co.	2,110,680
12,000	NextEra Energy Inc.	3,330,720
61,000	NextEra Energy Partners LP	3,657,560
1,000	Niko Resources Ltd., OTC†	1
3,000	Niko Resources Ltd., Toronto†(b)	3
20,034	Occidental Petroleum Corp.	200,540
30,000	Oceaneering International Inc.†	105,600
95,000	PG&E Corp.†	892,050
40,000	Phillips 66	2,073,600
7,500	PNM Resources Inc.	309,975
75,180	RPC Inc.†	198,475
60,000	Schlumberger NV	933,600
20,000	Southwest Gas Holdings Inc.	1,262,000
110,000	The AES Corp.	1,992,100

		40,835,974

	Environmental Services — 2.3%
10,000	GFL Environmental Inc.	212,600
30,000	Pentair plc	1,373,100
233,000	Republic Services Inc.	21,750,550
140,600	Waste Management Inc.	15,911,702

		39,247,952

	Retail — 2.2%
60,000	AutoNation Inc.†	3,175,800
5,000	Casey’s General Stores Inc.	888,250
37,400	Costco Wholesale Corp.	13,277,000
91,488	CVS Health Corp.	5,342,899
9,000	Hertz Global Holdings Inc.†	9,990
35,000	Lowe’s Companies Inc.	5,805,100
148,000	Macy’s Inc.	843,600
16,000	Movado Group Inc.	159,040
33,508	PetIQ Inc.†	1,103,083
1,279	PetMed Express Inc.	40,442
30,600	Sally Beauty Holdings Inc.†	265,914
18,300	Shake Shack Inc., Cl. A†	1,179,984
10,000	The Cheesecake Factory Inc.	277,400
5,000	Vroom Inc.†	258,900
54,000	Walgreens Boots Alliance Inc.	1,939,680
30,000	Walmart Inc.	4,197,300

		38,764,382

	Broadcasting — 2.1%
2,000	Cogeco Inc.	132,252
24,000	Corus Entertainment Inc., OTC, Cl. B	52,320
90,000	Entercom Communications Corp., Cl. A	144,900
159,400	Fox Corp., Cl. A	4,436,102
102,333	Fox Corp., Cl. B	2,862,254

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Broadcasting (Continued)
16,000	Gray Television Inc.†	$220,320
19,250	Liberty Broadband Corp., Cl. A†	2,729,843
62,192	Liberty Broadband Corp., Cl. C†	8,885,371
62,651	Liberty Media Corp.- Liberty Formula One, Cl. A†	2,099,435
48,250	Liberty Media Corp.- Liberty Formula One, Cl. C†	1,750,028
75,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	2,487,750
188,604	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	6,239,020
267,600	MSG Networks Inc., Cl. A†	2,560,932
19,000	Nexstar Media Group Inc., Cl. A	1,708,670
10,000	Sinclair Broadcast Group Inc., Cl. A	192,300
60,000	TEGNA Inc.	705,000
80,000	Television Broadcasts Ltd.	69,574

		37,276,071

	Specialty Chemicals — 2.1%
11,000	AdvanSix Inc.†	141,680
4,000	Air Products and Chemicals Inc.	1,191,440
8,000	Ashland Global Holdings Inc.	567,360
190,000	DuPont de Nemours Inc.	10,541,200
458,500	Ferro Corp.†	5,685,400
10,000	FMC Corp.	1,059,100
116,000	GCP Applied Technologies Inc.†	2,430,200
15,000	H.B. Fuller Co.	686,700
54,000	International Flavors & Fragrances Inc.	6,612,300
134,900	Sensient Technologies Corp.	7,789,126
13,000	SGL Carbon SE†	48,012
2,000	The Chemours Co.	41,820

		36,794,338

	Telecommunications — 2.0%
64,000	AT&T Inc.	1,824,640
55,400	BCE Inc.	2,297,438
914,200	BT Group plc, Cl. A	1,160,533
7,040,836	Cable & Wireless Jamaica Ltd.†(b)	57,649
37,000	Cincinnati Bell Inc.†	555,000
21,000	Deutsche Telekom AG	351,843
125,000	Deutsche Telekom AG, ADR	2,106,250
36,000	Hellenic Telecommunications Organization SA	519,586
15,000	Hellenic Telecommunications Organization SA, ADR	109,494
264,732	Koninklijke KPN NV	622,946
76,000	Loral Space & Communications Inc.	1,390,800
1,100,000	NII Holdings Inc., Escrow†	2,387,000
16,000	Oi SA, ADR†	6,160
4,267	Oi SA, Cl. C, ADR†	6,187
21,000	Telecom Argentina SA, ADR	137,340
535,000	Telecom Italia SpA	214,524

Shares		Market Value

70,000	Telefonica Brasil SA, ADR	$536,900
560,739	Telefonica SA, ADR	1,928,942
530,000	Telephone and Data Systems Inc.	9,773,200
105,000	Telesites SAB de CV†	94,878
50,000	TELUS Corp.	879,802
129,000	Verizon Communications Inc.	7,674,210
24,000	Vodafone Group plc, ADR	322,080

		34,957,402

	Aerospace and Defense — 1.8%
286,800	Aerojet Rocketdyne Holdings Inc.†	11,440,452
14,000	Howmet Aerospace Inc.	234,080
30,800	Kaman Corp.	1,200,276
1,000	Kratos Defense & Security Solutions Inc.†	19,280
13,000	L3Harris Technologies Inc.	2,207,920
17,500	Northrop Grumman Corp.	5,521,075
12,000	Raytheon Technologies Corp.	690,480
1,099,000	Rolls-Royce Holdings plc	1,843,531
50,000	The Boeing Co.	8,263,000

		31,420,094

	Building and Construction — 1.7%
27,000	Arcosa Inc.	1,190,430
18,000	Assa Abloy AB, Cl. B	422,271
73,000	Fortune Brands Home & Security Inc.	6,315,960
193,123	Herc Holdings Inc.†	7,649,602
267,528	Johnson Controls International plc	10,928,519
20,000	PGT Innovations Inc.†	350,400
12,000	Sika AG	2,948,374

		29,805,556

	Computer Software and Services — 1.5%
6,350	Alphabet Inc., Cl. C†	9,331,960
5,400	Check Point Software Technologies Ltd.†	649,836
11,000	Facebook Inc., Cl. A†	2,880,900
12,120	Fiserv Inc.†	1,248,966
55,000	GTY Technology Holdings Inc.†	145,750
200,000	Hewlett Packard Enterprise Co.	1,874,000
40,000	Match Group Inc.†	4,426,000
19,000	Rockwell Automation Inc.	4,192,920
35,000	SVMK Inc.†	773,850

		25,524,182

	Hotels and Gaming — 1.3%
16,000	Accor SA†	450,223
41,557	GVC Holdings plc†	522,291
8,000	Hyatt Hotels Corp., Cl. A	426,960
18,000	Las Vegas Sands Corp.	839,880
4,458,500	Mandarin Oriental International Ltd.†	8,025,300
13,500	Marriott International Inc., Cl. A	1,249,830
70,000	MGM China Holdings Ltd.	86,799
56,900	MGM Growth Properties LLC, Cl. A, REIT	1,592,062

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
89,000	MGM Resorts International	$1,935,750
7,560	Penn National Gaming Inc.†	549,612
127,800	Ryman Hospitality Properties Inc., REIT	4,703,040
200,000	The Hongkong & Shanghai Hotels Ltd.	155,354
450,000	William Hill plc	1,614,235
4,000	Wyndham Destinations Inc.	123,040
4,000	Wyndham Hotels & Resorts Inc.	202,000
6,000	Wynn Resorts Ltd.	430,860

		22,907,236

	Aviation: Parts and Services — 1.2%
194,000	Curtiss-Wright Corp.	18,092,440
997,242	Signature Aviation plc	3,074,158

		21,166,598

	Automotive — 1.0%
20,000	Fiat Chrysler Automobiles NV†	244,400
64,000	General Motors Co.	1,893,760
216,500	Navistar International Corp.†	9,426,410
70,000	PACCAR Inc.	5,969,600
8,000	The Shyft Group Inc.	151,040

		17,685,210

	Metals and Mining — 0.9%
37,400	Agnico Eagle Mines Ltd.	2,977,414
50,000	Barrick Gold Corp.	1,405,500
30,000	Cleveland-Cliffs Inc.	192,600
95,000	Freeport-McMoRan Inc.	1,485,800
20,053	Livent Corp.†	179,875
4,300	Materion Corp.	223,729
50,000	New Hope Corp. Ltd.	46,019
143,600	Newmont Corp.	9,111,420
120,000	TimkenSteel Corp.†	426,000
100,000	Turquoise Hill Resources Ltd.†	84,340
10,000	Vale SA, ADR	105,800

		16,238,497

	Wireless Communications — 0.7%
105,000	America Movil SAB de CV, Cl. L, ADR	1,311,450
77,000	Millicom International Cellular SA, SDR	2,343,742
75,000	NTT DOCOMO Inc.	2,762,765
46,075	TIM Participacoes SA, ADR	531,245
24,507	T-Mobile US Inc.†	2,802,621
104,600	United States Cellular Corp.†	3,088,838

		12,840,661

	Real Estate — 0.7%
8,000	Bresler & Reiner Inc.†	188
10,160	Gaming and Leisure Properties Inc., REIT	375,209
56,000	Griffin Industrial Realty Inc.	2,993,200
29,000	Rayonier Inc., REIT	766,760
325,803	The St. Joe Co.†	6,721,316

Shares		Market Value

15,000	Weyerhaeuser Co., REIT	$427,800

		11,284,473

	Agriculture — 0.5%
196,000	Archer-Daniels-Midland Co.	9,112,040
10,000	The Mosaic Co.	182,700

		9,294,740

	Communications Equipment — 0.5%
7,000	Apple Inc.	810,670
240,000	Corning Inc.	7,778,400

		8,589,070

	Transportation — 0.5%
131,200	GATX Corp.	8,364,000

	Publishing — 0.3%
1,300	Graham Holdings Co., Cl. B	525,343
102,000	Meredith Corp.	1,338,240
105,000	News Corp., Cl. A	1,472,100
90,600	News Corp., Cl. B	1,266,588
70,000	The E.W. Scripps Co., Cl. A	800,800

		5,403,071

	Manufactured Housing and Recreational Vehicles — 0.2%
5,000	Martin Marietta Materials Inc.	1,176,800
31,000	Nobility Homes Inc.	713,000
42,000	Skyline Champion Corp.†	1,124,340

		3,014,140

	TOTAL COMMON STOCKS	1,710,539,265

	CLOSED-END FUNDS — 0.6%
245,000	Altaba Inc., Escrow†	5,549,250
4,285	Royce Global Value Trust Inc.	52,620
45,000	Royce Value Trust Inc.	568,800
96,964	The Central Europe, Russia, and Turkey Fund Inc.	1,904,373
159,600	The New Germany Fund Inc.	2,694,048

	TOTAL CLOSED-END FUNDS	10,769,091

	PREFERRED STOCKS — 0.1%
	Consumer Services — 0.1%
16,790	Qurate Retail Inc., 8.000%, 03/15/31	1,653,815

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
21,000	Cincinnati Bell Inc., 6.750%, Ser. B	$1,018,500

	RIGHTS — 0.0%
	Entertainment — 0.0%
139,123	Media General Inc., CVR†(b)	0

	Health Care — 0.0%
1,500	Bristol Myers Squibb Co., CVR†	3,375

	TOTAL RIGHTS	3,375

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
179,000	Ampco-Pittsburgh Corp., expire 08/01/25†	66,230

	Energy and Utilities — 0.0%
2,504	Occidental Petroleum Corp., expire 08/03/27†	7,512

	Financial Services — 0.0%
2,222	Pershing Square Tontine Holdings Ltd., expire 07/24/21†	15,932

	TOTAL WARRANTS	89,674

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 1.1%
$19,870,000	U.S. Treasury Bills, 0.080% to 0.185%††, 10/01/20 to 04/01/21	$19,865,699

	TOTAL INVESTMENTS — 100.0% (Cost $1,185,237,045)	$1,743,939,419

(a)	Securities, or a portion thereof, with a value of $51,078,200 were pledged as collateral for futures contracts.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value

North America	82.8%	$1,444,102,706
Europe	13.8	241,211,442
Japan	2.0	34,040,805
Latin America	0.8	14,684,389
Asia/Pacific	0.5	9,193,211
South Africa	0.1	706,866

Total Investments	100.0%	$1,743,939,419

As of September 30, 2020, futures contracts outstanding were as follows:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Futures (E-Mini)	Short	130	12/18/20	$21,788,000	$884,000	$884,000

TOTAL FUTURES						$884,000